STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Y	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Quebecor Stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.80%	2.05%
Distribution yield	1.35%	0.77%
Expected volatility (as a percent)	17.94%	17.93%
Expected remaining life	5.1	4.8
Quebecor Media stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.79%	1.97%
Distribution yield	1.00%	1.13%
Expected volatility (as a percent)	14.53%	16.11%
Expected remaining life	1.1	1.5
TVA Group stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.80%	2.06%
Expected volatility (as a percent)	51.81%	47.07%
Expected remaining life	4.9	5.2